AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 28.9%
Industrial - 14.1%
Basic - 1.0%
Alpek SAB de CV
4.25%, 9/18/29 (a)	U.S.$	200	$201,700
DuPont de Nemours, Inc.
4.205%, 11/15/23		65	69,662
4.493%, 11/15/25		65	71,851
Eastman Chemical Co.
3.80%, 3/15/25		50	52,395
Glencore Funding LLC
4.125%, 5/30/23 (a)		58	60,716

			456,324

Capital Goods - 0.7%
Embraer Netherlands Finance BV
5.40%, 2/01/27		85	96,342
General Electric Co.
0.875%, 5/17/25	EUR	100	109,791
United Technologies Corp.
3.95%, 8/16/25	U.S.$	90	98,547

			304,680

Communications - Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		135	148,176
5.05%, 3/30/29		90	100,579
Comcast Corp.
4.15%, 10/15/28		95	106,479
Cox Communications, Inc.
2.95%, 6/30/23 (a)		51	51,788
Time Warner Cable LLC
4.125%, 2/15/21		111	112,966

			519,988

Communications - Telecommunications - 1.8%
AT&T, Inc.
3.40%, 5/15/25		310	323,488
4.125%, 2/17/26		147	158,681
4.55%, 3/09/49		64	69,167
Verizon Communications, Inc.
4.862%, 8/21/46		75	91,510
5.012%, 4/15/49		28	35,104
Vodafone Group PLC
3.75%, 1/16/24		40	42,122
4.125%, 5/30/25		88	95,119

			815,191

Consumer Cyclical - Automotive - 0.4%
General Motors Financial Co., Inc.
4.00%, 1/15/25		23	23,610
4.30%, 7/13/25		30	31,132
5.10%, 1/17/24		109	117,200

			171,942

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.1%
Starbucks Corp.
4.50%, 11/15/48	U.S.$	31	$36,072

Consumer Non-Cyclical - 3.1%
AmerisourceBergen Corp.
4.30%, 12/15/47		50	50,922
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 1/23/49		120	156,918
BAT Capital Corp.
3.215%, 9/06/26		92	91,059
Becton Dickinson and Co.
3.734%, 12/15/24		40	42,315
Biogen, Inc.
4.05%, 9/15/25		144	156,066
Cigna Corp.
3.75%, 7/15/23		37	38,721
4.125%, 11/15/25		45	48,392
4.375%, 10/15/28		58	63,551
CVS Health Corp.
3.25%, 8/15/29		24	24,114
4.10%, 3/25/25		60	64,088
4.30%, 3/25/28		60	64,844
Kraft Heinz Foods Co.
3.75%, 4/01/30 (a)		56	56,498
3.95%, 7/15/25		13	13,590
Mylan NV
3.95%, 6/15/26		85	87,830
Reynolds American, Inc.
6.875%, 5/01/20		50	51,290
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)		200	215,586
Tyson Foods, Inc.
3.95%, 8/15/24		48	51,349
4.00%, 3/01/26		12	12,992
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		51	51,086
Zoetis, Inc.
3.45%, 11/13/20		45	45,551

			1,386,762

Energy - 4.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		58	59,621
Cenovus Energy, Inc.
3.00%, 8/15/22		12	12,090
5.70%, 10/15/19		14	13,856
Energy Transfer Operating LP
4.75%, 1/15/26		175	189,761
Enterprise Products Operating LLC
3.70%, 2/15/26		161	171,195
5.20%, 9/01/20		55	56,510
Hess Corp.
4.30%, 4/01/27		109	113,746
Kinder Morgan, Inc./DE
3.15%, 1/15/23		150	153,523

	Principal Amount (000)		U.S. $ Value
Marathon Oil Corp.
3.85%, 6/01/25	U.S.$	19	$19,757
6.80%, 3/15/32		100	124,825
Newfield Exploration Co.
5.625%, 7/01/24		40	44,136
Noble Energy, Inc.
3.85%, 1/15/28		30	31,121
3.90%, 11/15/24		107	112,096
Occidental Petroleum Corp.
2.90%, 8/15/24		75	75,514
3.20%, 8/15/26		15	15,116
ONEOK, Inc.
4.00%, 7/13/27		9	9,453
4.35%, 3/15/29		57	61,038
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		137	140,433
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		80	88,222
5.625%, 3/01/25		36	40,406
TransCanada PipeLines Ltd.
9.875%, 1/01/21		108	117,857
Western Midstream Operating LP
4.50%, 3/01/28		30	29,016
4.75%, 8/15/28		20	19,664
Williams Cos., Inc. (The)
4.125%, 11/15/20		97	98,533

			1,797,489

Services - 0.6%
Expedia Group, Inc.
3.80%, 2/15/28		94	98,391
S&P Global, Inc.
4.40%, 2/15/26		127	141,844
Total System Services, Inc.
4.00%, 6/01/23		43	45,107

			285,342

Technology - 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		22	22,485
3.875%, 1/15/27		62	62,285
Broadcom, Inc.
3.625%, 10/15/24 (a)		35	35,623
4.25%, 4/15/26 (a)		42	43,386
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		78	87,766
KLA Corp.
4.65%, 11/01/24		134	147,506
Lam Research Corp.
2.80%, 6/15/21		39	39,459
Seagate HDD Cayman
4.75%, 1/01/25		37	38,241
Western Digital Corp.
4.75%, 2/15/26		98	100,905

			577,656

			6,351,446

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 14.0%
Banking - 12.7%
American Express Co.
Series C
4.90%, 3/15/20 (b)	U.S.$	15	$15,006
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26 (a)		200	213,526
Banco Santander SA
3.50%, 4/11/22		200	205,292
Bank of America Corp.
Series DD
6.30%, 3/10/26 (b)		27	30,507
Series L
3.95%, 4/21/25		360	381,380
Series V
5.526% (LIBOR 3 Month + 3.39%), 10/28/19 (b)(c)		12	12,015
Series Z
6.50%, 10/23/24 (b)		41	45,606
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		200	201,464
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		29	33,643
BB&T Corp.
2.625%, 6/29/20		45	45,161
BBVA USA
5.50%, 4/01/20		250	253,808
BNP Paribas SA
4.375%, 5/12/26 (a)		200	213,076
Capital One Financial Corp.
3.30%, 10/30/24		135	139,670
Citigroup, Inc.
3.875%, 3/26/25		165	173,458
Commonwealth Bank of Australia
2.25%, 3/10/20 (a)		52	52,043
Cooperatieve Rabobank UA
4.375%, 8/04/25		250	269,582
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		265	276,716
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		118	118,114
3.75%, 5/22/25		53	56,077
3.85%, 7/08/24		100	105,943
Series D
6.00%, 6/15/20		195	200,179
HSBC Holdings PLC
4.25%, 8/18/25		203	215,032

	Principal Amount (000)		U.S. $ Value
ING Groep NV
3.55%, 4/09/24	U.S.$	200	$208,862
JPMorgan Chase & Co.
3.22%, 3/01/25		140	144,914
3.54%, 5/01/28		105	110,661
Series FF
5.00%, 8/01/24 (b)		68	69,848
Series Z
5.30%, 5/01/20 (b)		22	22,248
Lloyds Banking Group PLC
4.45%, 5/08/25		200	215,588
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		250	251,600
Morgan Stanley
3.737%, 4/24/24		75	78,329
5.00%, 11/24/25		60	67,315
Series G
4.35%, 9/08/26		186	201,440
MUFG Bank Ltd.
2.30%, 3/05/20 (a)		200	200,120
PNC Bank NA
2.60%, 7/21/20		250	250,985
Santander Holdings USA, Inc.
4.40%, 7/13/27		140	150,060
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		200	215,380
US Bancorp
Series J
5.30%, 4/15/27 (b)		63	67,305
Wells Fargo & Co.
3.069%, 1/24/23		113	115,042
3.75%, 1/24/24		110	116,273

			5,743,268

Finance - 0.3%
Synchrony Financial
4.50%, 7/23/25		147	156,802

Insurance - 0.6%
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		31	31,511
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		35	59,726
New York Life Global Funding
1.95%, 2/11/20 (a)		129	128,959
Voya Financial, Inc.
5.65%, 5/15/53		31	32,619

			252,815

	Principal Amount (000)		U.S. $ Value
REITS - 0.4%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	U.S.$	6	$6,247
Welltower, Inc.
4.00%, 6/01/25		146	156,014

			162,261

			6,315,146

Utility - 0.8%
Electric - 0.8%
Enel Chile SA
4.875%, 6/12/28		68	75,841
Exelon Generation Co. LLC
2.95%, 1/15/20		81	81,108
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		200	219,812

			376,761

Total Corporates - Investment Grade (cost $12,411,726)			13,043,353

MORTGAGE PASS-THROUGHS - 20.2%
Agency Fixed Rate 15-Year - 2.3%
Federal National Mortgage Association
Series 2016
2.50%, 7/01/31-1/01/32		1,012	1,023,580

Agency Fixed Rate 30-Year - 17.9%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		64	71,416
Series 2007
5.50%, 7/01/35		19	21,220
Series 2016
4.00%, 2/01/46		200	213,844
Series 2017
4.00%, 7/01/44		157	167,996
Series 2018
4.50%, 10/01/48-11/01/48		392	419,174
4.00%, 11/01/48-12/01/48		205	216,040
5.00%, 11/01/48		104	112,823
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33		59	65,343
Series 2004
5.50%, 4/01/34-11/01/34		53	58,953
Series 2005
5.50%, 2/01/35		62	68,825
Series 2010
4.00%, 12/01/40		93	99,103
Series 2013
4.00%, 10/01/43		365	388,987
Series 2017
3.50%, 9/01/47		313	323,228
Series 2018
3.50%, 2/01/48-5/01/48		2,867	2,983,313
4.00%, 8/01/48-12/01/48		445	469,280
4.50%, 9/01/48		354	379,160

	Principal Amount (000)		U.S. $ Value
Series 2019
3.50%, 10/01/49, TBA	U.S.$	900	$923,203
3.50%, 11/01/49, TBA		450	461,637
4.00%, 6/01/49		228	241,737
Government National Mortgage Association
Series 1994
9.00%, 9/15/24		1	945
Series 2016
3.00%, 4/20/46		225	232,534
Series 2019
3.00% G2SF, 10/01/49, TBA		150	153,902

			8,072,663

Total Mortgage Pass-Throughs (cost $8,840,236)			9,096,243

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.8%
Non-Agency Fixed Rate CMBS - 10.3%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		155	166,728
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		115	121,149
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		260	272,922
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		144	149,961
Series 2015-GC35, Class A4
3.818%, 11/10/48		55	59,696
Series 2016-C1, Class A4
3.209%, 5/10/49		192	202,444
Series 2016-GC36, Class A5
3.616%, 2/10/49		65	69,918
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		52	51,595
Series 2014-UBS3, Class A4
3.819%, 6/10/47		130	138,135
Series 2014-UBS5, Class A4
3.838%, 9/10/47		130	138,659
Series 2015-CR24, Class A5
3.696%, 8/10/48		65	69,826
Series 2015-DC1, Class A5
3.35%, 2/10/48		80	83,980
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		100	105,985
Series 2015-C3, Class A4
3.718%, 8/15/48		117	124,911
Series 2015-C4, Class A4
3.808%, 11/15/48		215	232,509
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		215	214,545

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)	U.S.$	136	$139,636
Series 2015-GC28, Class A5
3.396%, 2/10/48		95	100,256
Series 2018-GS9, Class A4
3.992%, 3/10/51		75	83,441
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6, Class D
5.319%, 5/15/45		110	112,016
Series 2012-C6, Class E
5.319%, 5/15/45 (a)		132	126,688
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5
3.775%, 8/15/47		100	106,799
Series 2014-C22, Class XA
1.005%, 9/15/47 (d)		2,710	93,010
Series 2015-C30, Class A5
3.822%, 7/15/48		65	70,398
Series 2015-C31, Class A3
3.801%, 8/15/48		195	211,341
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		25	14,601
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		159	159,576
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A4
3.596%, 12/15/49		100	107,659
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		125	142,415
Series 2018-C8, Class A4
3.983%, 2/15/51		100	110,963
Series 2018-C9, Class A4
4.117%, 3/15/51		125	140,286
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		112	114,270
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4
3.789%, 9/15/48		95	102,329
Series 2016-C35, Class XA
2.119%, 7/15/48 (d)		963	97,857
Series 2016-LC25, Class C
4.566%, 12/15/59		85	90,131
Series 2016-NXS6, Class C
4.457%, 11/15/49		100	107,872
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.338%, 3/15/45 (a)(d)		1,275	42,948
Series 2014-C19, Class A5
4.101%, 3/15/47		130	139,949

			4,617,404

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 2.5%
Ashford Hospitality Trust
Series 2018-KEYS, Class A
3.028% (LIBOR 1 Month + 1.00%), 5/15/35 (a)(c)	U.S.$	100	$99,874
Atrium Hotel Portfolio Trust
Series 2018-ATRM, Class A
2.978% (LIBOR 1 Month + 0.95%), 6/15/35 (a)(c)		100	99,999
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.028% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(c)		185	185,055
BHMS
Series 2018-ATLS, Class A
3.278% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(c)		81	81,049
BX Trust
Series 2018-EXCL, Class A
3.115% (LIBOR 1 Month + 1.09%), 9/15/37 (a)(c)		86	86,044
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.087% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(c)		100	100,034
Great Wolf Trust
Series 2017-WOLF, Class A
2.878% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(c)		93	92,971
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
3.228% (LIBOR 1 Month + 1.20%), 6/15/38 (a)(c)		115	115,069
Series 2019-SMP, Class A
3.29% (LIBOR 1 Month + 1.15%), 8/15/32 (a)(c)		100	99,999
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.248% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		174	173,774

			1,133,868

Total Commercial Mortgage-Backed Securities (cost $5,633,971)			5,751,272

GOVERNMENTS - TREASURIES - 11.0%
Malaysia - 0.3%
Malaysia Government Bond
Series 0117
3.882%, 3/10/22	MYR	474	115,240

	Principal Amount (000)		U.S. $ Value
United States - 10.7%
U.S. Treasury Bonds
2.50%, 2/15/45-5/15/46	U.S.$	323	$347,736
3.00%, 11/15/45		1,638	1,932,112
3.125%, 5/15/48		137	166,498
3.375%, 11/15/48		156	198,651
4.375%, 11/15/39		790	1,107,852
4.50%, 2/15/36		189	260,584
U.S. Treasury Notes
1.50%, 8/31/21		114	113,679
1.625%, 8/15/29		657	654,126
2.25%, 8/15/49		59	60,687
2.875%, 5/15/49		5	5,830

			4,847,755

Total Governments - Treasuries (cost $4,776,765)			4,962,995

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.1%
Risk Share Floating Rate - 6.8%
Bellemeade Re Ltd.
Series 2017-1, Class M1
3.718% (LIBOR 1 Month + 1.70%), 10/25/27 (a)(c)		59	59,360
Series 2018-2A, Class M1B
3.368% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(c)		150	150,329
Series 2018-3A, Class M1B
3.868% (LIBOR 1 Month + 1.85%), 10/25/27 (a)(c)		150	150,444
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.418% (LIBOR 1 Month + 2.40%), 4/25/31 (a)(c)		53	53,964
Series 2019-R02, Class 1M2
4.318% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(c)		70	70,453
Series 2019-R03, Class 1M2
4.168% (LIBOR 1 Month + 2.15%), 9/25/31 (a)(c)		110	110,525
Series 2019-R05, Class 1M2
4.018% (LIBOR 1 Month + 2.00%), 7/25/39 (a)(c)		120	120,302
Eagle RE Ltd.
Series 2018-1, Class M1
3.718% (LIBOR 1 Month + 1.70%), 11/25/28 (a)(c)		134	134,514
Federal Home Loan Mortgage Corp.
Series 2019-FTR2, Class M2
4.345% (LIBOR 1 Month + 2.15%), 11/25/48 (a)(c)		115	115,000
Series 2019-HQA1, Class M2
4.368% (LIBOR 1 Month + 2.35%), 2/25/49 (a)(c)		90	90,715

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt Notes
Series 2015-HQA1, Class M2
4.668% (LIBOR 1 Month + 2.65%), 3/25/28 (c)	U.S.$	35	$34,980
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.018% (LIBOR 1 Month + 3.00%), 7/25/24 (c)		40	41,634
Series 2014-C04, Class 2M2
7.018% (LIBOR 1 Month + 5.00%), 11/25/24 (c)		35	37,722
Series 2015-C01, Class 1M2
6.318% (LIBOR 1 Month + 4.30%), 2/25/25 (c)		52	55,372
Series 2015-C01, Class 2M2
6.568% (LIBOR 1 Month + 4.55%), 2/25/25 (c)		38	38,951
Series 2015-C02, Class 1M2
6.018% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		66	69,554
Series 2015-C02, Class 2M2
6.018% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		65	67,204
Series 2015-C03, Class 1M2
7.018% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		82	88,253
Series 2015-C03, Class 2M2
7.018% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		60	63,474
Series 2015-C04, Class 1M2
7.718% (LIBOR 1 Month + 5.70%), 4/25/28 (c)		102	111,718
Series 2015-C04, Class 2M2
7.568% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		85	91,278
Series 2016-C01, Class 1M2
8.768% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		141	155,055
Series 2016-C01, Class 2M2
8.968% (LIBOR 1 Month + 6.95%), 8/25/28 (c)		71	77,080
Series 2016-C02, Class 1M2
8.018% (LIBOR 1 Month + 6.00%), 9/25/28 (c)		116	126,172
Series 2016-C03, Class 2M2
7.918% (LIBOR 1 Month + 5.90%), 10/25/28 (c)		144	155,822
Series 2016-C05, Class 2M2
6.468% (LIBOR 1 Month + 4.45%), 1/25/29 (c)		97	101,861
Series 2017-C04, Class 2M2

	Principal Amount (000)		U.S. $ Value
4.868% (LIBOR 1 Month + 2.85%), 11/25/29 (c)	U.S.$	45	$46,368
Series 2019-R04, Class 2M2
4.504% (LIBOR 1 Month + 2.10%), 6/25/39 (a)(c)		115	115,423
Home Re Ltd.
Series 2018-1, Class M1
4.03% (LIBOR 1 Month + 1.60%), 10/25/28 (a)(c)		130	130,978
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.14% (LIBOR 1 Month + 2.00%), 3/27/24 (c)(e)		96	96,169
Series 2019-2R, Class A
4.89% (LIBOR 1 Month + 2.75%), 5/27/23 (c)(e)		114	114,439
STACR Trust
Series 2019-DNA3, Class M2
4.35% (LIBOR 1 Month + 2.05%), 7/25/49 (a)(c)		115	115,387
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.268% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(e)		39	43,856
Series 2015-WF1, Class 2M2
7.518% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(e)		19	21,391

			3,055,747

Agency Floating Rate - 1.3%
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.522% (6.54% - LIBOR 1 Month), 12/25/41 (c)(f)		145	30,750
Series 2012-70, Class SA
4.532% (6.55% - LIBOR 1 Month), 7/25/42 (c)(f)		264	60,061
Series 2015-90, Class SL
4.132% (6.15% - LIBOR 1 Month), 12/25/45 (c)(f)		283	57,825
Series 2016-77, Class DS
3.51% (6.00% - LIBOR 1 Month), 10/25/46 (c)(f)		284	51,116
Series 2017-16, Class SG
4.032% (6.05% - LIBOR 1 Month), 3/25/47 (c)(f)		291	53,839
Series 2017-26, Class TS
3.46% (5.95% - LIBOR 1 Month), 4/25/47 (c)(f)		273	56,091
Series 2017-62, Class AS
4.132% (6.15% - LIBOR 1 Month), 8/25/47 (c)(f)		291	49,512
Series 2017-81, Class SA

	Principal Amount (000)		U.S. $ Value
4.182% (6.20% - LIBOR 1 Month), 10/25/47 (c)(f)	U.S.$	284	$57,405
Series 2017-97, Class LS
4.182% (6.20% - LIBOR 1 Month), 12/25/47 (c)(f)		288	65,030
Government National Mortgage Association
Series 2017-134, Class SE
4.156% (6.20% - LIBOR 1 Month), 9/20/47 (c)(f)		245	37,587
Series 2017-65, Class ST
4.106% (6.15% - LIBOR 1 Month), 4/20/47 (c)(f)		275	57,023

			576,239

Non-Agency Fixed Rate - 0.7%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		15	14,504
Series 2006-24CB, Class A16
5.75%, 8/25/36		62	51,269
Series 2006-28CB, Class A14
6.25%, 10/25/36		46	37,770
Series 2006-J1, Class 1A13
5.50%, 2/25/36		34	30,239
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		21	15,529
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
4.376%, 5/25/35		1	711
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		33	26,232
Series 2006-13, Class 1A19
6.25%, 9/25/36		17	13,226
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		49	37,864
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
4.261%, 7/25/36		107	95,324

			322,668

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.208% (LIBOR 1 Month + 0.19%), 12/25/36 (c)		122	65,752

	Principal Amount (000)		U.S. $ Value
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.268% (LIBOR 1 Month + 0.25%), 3/25/35 (c)	U.S.$	36	$31,055

			96,807

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.806%, 5/28/35 (g)		50	48,234

Total Collateralized Mortgage Obligations (cost $4,032,668)			4,099,695

INFLATION-LINKED SECURITIES - 8.0%
Japan - 1.3%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	60,533	583,070

United States - 6.7%
U.S. Treasury Inflation Index
0.125%, 4/15/21-7/15/26 (TIPS)	U.S.$	2,257	2,243,183
0.375%, 7/15/25 (TIPS)		661	669,157
0.75%, 7/15/28 (TIPS)		92	96,528

			3,008,868

Total Inflation-Linked Securities (cost $3,550,414)			3,591,938

ASSET-BACKED SECURITIES - 6.5%
Autos - Fixed Rate - 3.9%
Avis Budget Rental Car Funding AESOP LLC
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		100	101,070
Series 2018-2A, Class A
4.00%, 3/20/25 (a)		105	111,809
Exeter Automobile Receivables Trust
Series 2016-3A, Class D
6.40%, 7/17/23 (a)		100	104,616
Series 2017-1A, Class D
6.20%, 11/15/23 (a)		100	105,306
Series 2017-3A, Class A
2.05%, 12/15/21 (a)		7	6,685
Series 2017-3A, Class C
3.68%, 7/17/23 (a)		60	61,125
Flagship Credit Auto Trust
Series 2016-4, Class D
3.89%, 11/15/22 (a)		125	128,070
Series 2017-3, Class A
1.88%, 10/15/21 (a)		12	11,558
Series 2018-3, Class B
3.59%, 12/16/24 (a)		75	76,458

	Principal Amount (000)		U.S. $ Value
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)	U.S.$	257	$257,010
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		198	197,842
Series 2017-1, Class A1
2.07%, 5/15/22		115	114,921
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		115	115,429
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		125	125,871
Series 2019-1A, Class A
3.71%, 3/25/23 (a)		100	103,035
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.65%, 6/27/22 (a)		125	127,596

			1,748,401

Other ABS - Fixed Rate - 1.8%
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (a)(g)		10	9,942
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class B
3.56%, 9/15/23 (a)(g)		35	34,617
Series 2018-P1, Class A
3.39%, 7/15/25 (a)(g)		34	34,189
Marlette Funding Trust
Series 2017-3A, Class B
3.01%, 12/15/24 (a)(g)		80	79,786
Series 2018-3A, Class A
3.20%, 9/15/28 (a)(g)		42	42,446
Series 2018-4A, Class A
3.71%, 12/15/28 (a)(g)		35	34,951
Series 2019-3A, Class A
2.69%, 9/17/29 (a)(g)		89	89,044
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/08/20 (a)(g)		147	147,158
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)(g)		15	15,247
Series 2016-3, Class A
3.05%, 12/26/25 (a)(g)		20	19,644
Series 2017-1, Class A
3.28%, 1/26/26 (a)(g)		21	21,076
Series 2017-2, Class A
3.28%, 2/25/26 (a)(g)		26	26,218
Series 2017-3, Class A
2.77%, 5/25/26 (a)(g)		32	31,979
Series 2017-4, Class B

	Principal Amount (000)		U.S. $ Value
3.59%, 5/26/26 (a)(g)	U.S.$	130	$131,883
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(g)		99	98,877
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (a)(g)		9	9,117

			826,174

Credit Cards - Fixed Rate - 0.6%
World Financial Network Credit Card Master Trust
Series 2018-A, Class A
3.07%, 12/16/24		130	131,595
Series 2018-B, Class M
3.81%, 7/15/25		70	71,918
Series 2019-B, Class M
3.04%, 4/15/26		80	80,582

			284,095

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (g)		45	46,349

Home Equity Loans - Floating Rate – 0.1%
ABFC Trust
Series 2003-WF1, Class A2
3.143% (LIBOR 1 Month + 1.13%), 12/25/32 (c)(g)		22	22,420

Total Asset-Backed Securities (cost $2,889,180)			2,927,439

CORPORATES - NON-INVESTMENT GRADE - 2.4%
Financial Institutions - 1.2%
Banking - 1.0%
CIT Group, Inc.
5.25%, 3/07/25		56	61,133
Citigroup, Inc.
5.95%, 1/30/23 (b)		55	57,357
Series O
5.875%, 3/27/20 (b)		46	46,443
Series Q
5.95%, 8/15/20 (b)		90	91,617
Goldman Sachs Group, Inc. (The)
Series L
6.065% (LIBOR 3 Month + 3.88%), 10/31/19 (b)(c)		17	17,028
Series M
5.375%, 5/10/20 (b)		45	45,422
Series P
5.00%, 11/10/22 (b)		31	30,399
Morgan Stanley
Series J
5.55%, 7/15/20 (b)		20	20,276

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC
3.776% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(c)	U.S.$	100	$80,891

			450,566

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		95	100,261

			550,827

Industrial - 1.1%
Capital Goods - 0.1%
TransDigm, Inc.
6.25%, 3/15/26 (a)		50	53,692

Communications - Media - 0.1%
CSC Holdings LLC
6.75%, 11/15/21		30	32,413
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26 (a)		30	31,130

			63,543

Consumer Cyclical - Automotive - 0.1%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26 (a)		20	21,048

Consumer Non-Cyclical - 0.4%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		85	85,071
Spectrum Brands, Inc.
5.75%, 7/15/25		69	71,946

			157,017

Energy - 0.3%
Antero Resources Corp.
5.125%, 12/01/22		16	14,044
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		69	70,885
Transocean Poseidon Ltd.
6.875%, 2/01/27 (a)		33	34,628

			119,557

Technology - 0.1%
CommScope, Inc.
5.50%, 3/01/24 (a)		26	26,713
6.00%, 3/01/26 (a)		30	31,055

			57,768

			472,625

	Principal Amount (000)		U.S. $ Value
Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21	U.S.$	49	$49,916

Total Corporates - Non-Investment Grade (cost $1,067,256)			1,073,368

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.7%
California - 0.7%
State of California
Series 2010
7.625%, 3/01/40
(cost $202,973)		200	328,160

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
REITS - 0.2%
Sovereign Real Estate Investment Trust 12.00% (a) (cost $87,659)		93	101,370

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Mexico - 0.1%
Petroleos Mexicanos
6.75%, 9/21/47	U.S.$	50	47,950
6.84%, 1/23/30 (a)		17	17,576

Total Quasi-Sovereigns (cost $60,840)			65,526

EMERGING MARKETS - TREASURIES - 0.1%
South Africa - 0.1%
Republic of South Africa Government Bond
Series 2030
8.00%, 1/31/30
(cost $34,016)	ZAR	567	34,961

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Utility - 0.0%
Electric - 0.0%
Terraform Global Operating LLC 6.125%, 3/01/26 (e) (cost $21,000)	U.S.$	21	21,556

Company	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 3.7%
Governments - Treasuries - 3.1%
Japan - 3.1%
Japan Treasury Discount Bill
Series 850
Zero Coupon, 11/11/19	JPY	22,500	$208,134
Series 854
Zero Coupon, 12/02/19		127,500	1,179,599

Total Governments - Treasuries (cost $1,395,010)			1,387,733

	Shares
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 1.89% (h)(i)(j) (cost $263,557)		263,557	263,557

Total Short-Term Investments (cost $1,658,567)			1,651,290

Total Investments - 103.7% (cost $45,267,271) (k)			46,749,166
Other assets less liabilities - (3.7)%			(1,667,655)

Net Assets - 100.0%			$45,081,511

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	4	December 2019	$862,000	$128
U.S. Ultra Bond (CBT) Futures	5	December 2019	959,532	(19,570)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	5	December 2019	77,470,000	(584)
U.S. T-Note 5 Yr (CBT) Futures	13	December 2019	1,548,930	(3,704)

				$(23,730)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	145,000	USD	1,347	10/24/19	$3,878
Barclays Bank PLC	INR	7,892	USD	110	10/24/19	(1,707)
Barclays Bank PLC	BRL	269	USD	65	10/02/19	(147)
Barclays Bank PLC	USD	64	BRL	269	10/02/19	403

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	269	USD	64	10/02/19	$(511)
Citibank, NA	USD	64	BRL	269	11/04/19	488
Citibank, NA	USD	65	BRL	269	10/02/19	147
Citibank, NA	USD	115	INR	8,002	10/24/19	(2,371)
Citibank, NA	USD	95	COP	318,798	11/14/19	(3,299)
Deutsche Bank AG	JPY	65,123	USD	606	11/21/19	1,891
State Street Bank & Trust Co.	HUF	26,221	USD	90	10/11/19	4,220
State Street Bank & Trust Co.	JPY	5,045	USD	47	11/21/19	144
State Street Bank & Trust Co.	EUR	539	USD	608	10/10/19	21,118
State Street Bank & Trust Co.	MYR	491	USD	117	2/13/20	155
State Street Bank & Trust Co.	ZAR	417	USD	28	11/21/19	811
State Street Bank & Trust Co.	CAD	386	USD	291	11/22/19	67
State Street Bank & Trust Co.	PLN	346	USD	88	10/11/19	1,926
State Street Bank & Trust Co.	NZD	323	USD	204	11/07/19	1,685
State Street Bank & Trust Co.	GBP	54	USD	66	10/18/19	(210)
State Street Bank & Trust Co.	USD	396	EUR	351	10/10/19	(13,801)
State Street Bank & Trust Co.	USD	115	GBP	93	10/18/19	(664)
State Street Bank & Trust Co.	USD	209	PLN	792	10/11/19	(11,105)
State Street Bank & Trust Co.	USD	122	JPY	13,103	11/21/19	(276)
State Street Bank & Trust Co.	USD	90	HUF	26,100	10/11/19	(5,399)

						$(2,557)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	(1.00)%	Quarterly	0.53%	USD	760	$(16,217)	$(13,118)	$(3,099)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CAD	3,550	8/27/21	3 Month CDOR	1.623%	Semi-Annual/Semi-Annual	$(13,127)	$23	$(13,150)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
SEK	15,600	8/30/24	3 Month STIBOR	(0.165)%	Quarterly/Annual	$(9,952)	$—	$(9,952)
USD	130	9/27/29	1.593%	3 Month LIBOR	Semi-Annual/Quarterly	(177)	—	(177)

						$(23,256)	$23	$(23,279)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.28%	USD	3	$(38)	$37	$(75)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.53	USD	55	1,490	4,421	(2,931)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.53	USD	107	2,898	8,097	(5,199)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.53	USD	107	2,898	7,822	(4,924)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.53	USD	131	3,548	9,253	(5,705)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.28	USD	330	(4,247)	4,013	(8,260)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.28	USD	4	(52)	35	(87)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.28	USD	42	(540)	551	(1,091)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.28	USD	408	(5,251)	4,197	(9,448)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.28	USD	122	(1,570)	1,244	(2,814)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.28%	USD	46	$(592)	$598	$(1,190)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.28	USD	27	(347)	249	(596)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.53	USD	270	7,290	16,956	(9,666)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.28	USD	50	(643)	633	(1,276)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.28	USD	99	(1,274)	1,253	(2,527)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	32	(2,693)	(4,266)	1,573
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	60	(5,051)	(8,189)	3,138
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	37	(3,115)	(4,258)	1,143
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	54	(4,546)	(6,215)	1,669
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	73	(6,146)	(8,216)	2,070
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	107	(9,007)	(12,042)	3,035
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	73	(6,146)	(8,055)	1,909
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	91	(7,661)	(9,806)	2,145
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	78	(6,566)	(8,448)	1,882
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	29	(2,441)	(3,137)	696

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.28%	USD	44	$(3,704)	$(5,612)	$1,908
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	22	(1,852)	(2,806)	954
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	62	(5,220)	(7,908)	2,688
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	44	(3,704)	(5,797)	2,093
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	5	(421)	(647)	226
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	47	(3,961)	(5,698)	1,737
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	14	(1,180)	(1,697)	517
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	31	(2,607)	(4,784)	2,177
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	5	(421)	(810)	389
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	52	(4,374)	(7,791)	3,417
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	318	(26,786)	(13,078)	(13,708)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	350	(29,464)	(20,362)	(9,102)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	94	(7,913)	(6,113)	(1,800)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	28	(2,357)	(1,946)	(411)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	56	(4,710)	(8,352)	3,642

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	1.94%	USD	135	$334	$(2,655)	$2,989
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	8	(674)	(462)	(212)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	132	(11,112)	(9,300)	(1,812)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	85	(7,155)	(7,028)	(127)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	8	(674)	(943)	269
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	51	(4,294)	(6,461)	2,167
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	28	(2,357)	(3,220)	863
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	27	(2,272)	(3,103)	831
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	84	(7,071)	(9,097)	2,026
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	246	(20,709)	(12,094)	(8,615)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	92	(7,745)	(12,262)	4,517
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	49	(4,125)	(4,257)	132
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	4	(336)	(360)	24
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	8	(673)	(734)	61
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	8	(673)	(794)	121
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	16	(1,346)	(1,736)	390

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.28%	USD	41	$(3,451)	$(5,609)	$2,158
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	57	(4,799)	(6,105)	1,306
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	14	(1,179)	(1,805)	626
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	34	(2,859)	(5,254)	2,395
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	28	(2,355)	(4,601)	2,246
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	39	(3,280)	(6,500)	3,220
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	4	(337)	(611)	274
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	9	(757)	(1,155)	398
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	51	(4,302)	(6,288)	1,986
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	18	(1,514)	(2,239)	725
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	35	(2,946)	(2,481)	(465)

						$(247,137)	$(223,828)	$(23,309)

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate market value of these securities amounted to $8,594,970 or 19.1% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2019.
(d)	IO - Interest Only.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.66% of net assets as of September 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2019-1R, Class A
4.14%, 3/27/24	6/07/19	$96,205	$96,169	0.21%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A
4.89%, 5/27/23	6/07/19	114,048	114,439	0.26%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/19	21,000	21,556	0.05%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.268%, 11/25/25	9/28/15	38,953	43,856	0.10%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.518%, 11/25/25	9/28/15	18,490	21,391	0.04%

(f)	Inverse interest only security.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Affiliated investments.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,732,136 and gross unrealized depreciation of investments was $(326,215), resulting in net unrealized appreciation of $1,405,921.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$13,043,353	$	– 0	–	$13,043,353
Mortgage Pass-Throughs		– 0	–	9,096,243		– 0	–	9,096,243
Commercial Mortgage-Backed Securities		– 0	–	5,751,272		– 0	–	5,751,272
Governments - Treasuries		– 0	–	4,962,995		– 0	–	4,962,995
Collateralized Mortgage Obligations		– 0	–	4,051,461		48,234		4,099,695
Inflation-Linked Securities		– 0	–	3,591,938		– 0	–	3,591,938
Asset-Backed Securities		– 0	–	2,032,496		894,943		2,927,439
Corporates - Non-Investment Grade		– 0	–	1,073,368		– 0	–	1,073,368

Investments in Securities:	Level 1		Level 2		Level 3		Total

Local Governments - US Municipal Bonds	– 0	–	328,160		– 0	–	328,160
Preferred Stocks	– 0	–	101,370		– 0	–	101,370
Quasi-Sovereigns	– 0	–	65,526		– 0	–	65,526
Emerging Markets - Treasuries	– 0	–	34,961		– 0	–	34,961
Emerging Markets - Corporate Bonds	– 0	–	21,556		– 0	–	21,556
Short-Term Investments:
Governments - Treasuries	– 0	–	1,387,733		– 0	–	1,387,733
Investment Companies	263,557		– 0	–	– 0	–	263,557

Total Investments in Securities	263,557		45,542,432		943,177		46,749,166
Other Financial Instruments (a):
Assets:
Futures	128		– 0	–	– 0	–	128
Forward Currency Exchange Contracts	– 0	–	36,933		– 0	–	36,933
Credit Default Swaps	– 0	–	18,458		– 0	–	18,458
Liabilities:
Futures	(23,858)		– 0	–	– 0	–	(23,858)
Forward Currency Exchange Contracts	– 0	–	(39,490)		– 0	–	(39,490)
Centrally Cleared Credit Default Swaps	– 0	–	(16,217)		– 0	–	(16,217)
Centrally Cleared Interest Rate Swaps	– 0	–	(23,256)		– 0	–	(23,256)
Credit Default Swaps	– 0	–	(265,595)		– 0	–	(265,595)

Total	$239,827		$45,253,265		$943,177		$46,436,269

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities			Collateralized Mortgage Obligations		Asset-Backed Securities
Balance as of 12/31/18		$834,652		$46,889		$1,241,405
Accrued discounts/(premiums)		(2)		– 0	–	43
Realized gain (loss)		(507)		– 0	–	91
Change in unrealized appreciation/depreciation		624		1,345		10,699
Purchases/Payups		– 0	–	– 0	–	99,992
Sales/Paydowns		(121,886)		– 0	–	(457,287)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(712,881)		– 0	–	– 0	–

Balance as of 9/30/19	$	– 0	–	$48,234		$894,943

Net change in unrealized appreciation/depreciation from investments held as of 9/30/19	$	– 0	–	$1,345		$10,580

	Total
Balance as of 12/31/18		$2,122,946
Accrued discounts/(premiums)		41
Realized gain (loss)		(416)
Change in unrealized appreciation/depreciation		12,668
Purchases/Payups		99,992
Sales/Paydowns		(579,173)
Transfers in to Level 3		– 0	–
Transfers out of Level 3		(712,881	)(a)

Balance as of 9/30/19		$943,177

Net change in unrealized appreciation/depreciation from investments held as of 9/30/19		$11,925

(a)	An amount of $712,881 was transferred out of Level 3 into Level 2 as these securities were rated by third party vendor during the reporting period.

As of September 30, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$938	$13,513	$14,187	$264	$9